Financial Risk Management - Summary of Total Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	€ 1,917	€ 3,575	€ 3,964	€ 3,559
Other receivables	424	645
Total	4,977	6,773
Adjusted carrying amount	€ 3,228	€ 4,979
Effective interest rate	1.54%	1.57%
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	€ 1,695	€ 2,930
Adjusted carrying amount	€ 1,695	€ 2,930
Effective interest rate	0.12%	0.05%
Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	€ 1,351	€ 1,723
Adjusted carrying amount	€ 1,351	€ 1,723
Effective interest rate	3.13%	4.07%
Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	€ 950	€ 1,006
Adjusted carrying amount	€ 182	€ 326
Effective interest rate	2.96%	2.03%
Nominal Investment Amount [member]
Disclosure of financial assets [line items]
Total	€ 3,996	€ 5,659
Fixed interest rate [member] | Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	950	623
Fixed interest rate [member] | Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	879	927
Fixed interest rate [member] | Nominal Investment Amount [member]
Disclosure of financial assets [line items]
Total	1,829	1,550
Floating interest rate [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,695	2,930
Floating interest rate [member] | Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	401	1,100
Floating interest rate [member] | Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	71	79
Floating interest rate [member] | Nominal Investment Amount [member]
Disclosure of financial assets [line items]
Total	€ 2,167	€ 4,109